NET INVESTMENT IN DIRECT FINANCING AND SALES-TYPE LEASES	12 Months Ended
Dec. 31, 2011
NET INVESTMENT IN DIRECT FINANCING AND SALES-TYPE LEASES

NOTE 7 - NET INVESTMENT IN DIRECT FINANCING AND SALES-TYPE LEASES

The following lists the components of the net investment in direct financing and sales-type leases:

	December 31,
	2011	2010

Minimum lease payments receivable	$503,506	$478,881
Less: Allowance for doubtful accounts	(714)	(281)
Net minimum lease payments receivable	502,792	478,600
Less: unearned interest income	(59,234)	(54,487)

Net investment in direct financing and sales-type leases	443,558	424,113
Less: Current maturities of net investment in direct financing and sales-type leases	(329,111)	(282,108)

Net investment in direct financing and sales-type leases, net of current maturities	$114,447	$142,005

The activity in the Company’s allowance for doubtful accounts for net investments in direct financing and sales-type leases is summarized as follows:

	December 31,
	2011	2010

Balance at the beginning of the year	$281	$—
Provision during the year	433	281
Balance at the end of the year	$714	$281

Net investment in direct financing and sales-type leases arises from the sales of commercial vehicles, under which the Company has entered into monthly installment arrangements with the customers for approximately 2 years. The legal titles of the commercial vehicles are transferred to the customer when all the outstanding lease payments are fully settled. There is no unguaranteed residual value at the end of the lease upon the transfer of the lease. As of December 31, 2011 and 2010, the aggregate effective interest rate on direct financing and sales-type leases is approximately 16.98% and 14.99% per annum, respectively.

At December 31, 2011, future minimum lease payments are as follows:

	Years Ending December 31,
	2012	2013	2014	Total

Net minimum lease payments receivable	$379,844	$122,454	$494	$502,792
Less: unearned interest income	(50,733)	(8,486)	(15)	(59,234)
Net investment in direct financing and sales-type leases	$329,111	$113,968	$479	$443,558